Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Global X Funds and
Shareholders of Global X Blockchain & Bitcoin
Strategy ETF, Global X Bitcoin Trend Strategy ETF and Global X Bitcoin Covered Call ETF

In planning and performing our audit of the financial statements of Global X Blockchain &
Bitcoin Strategy ETF, Global X Bitcoin Trend
Strategy ETF and Global X Bitcoin Covered Call ETF
(three of the funds constituting Global X Funds, hereafter referred to as the "Funds") as of and for the periods ended October 31, 2025, in accordance with the standards of the Public Company Accounting
Oversight Board (United States) (PCAOB), we considered the Funds' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds' internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB.

However, we noted the following:

*	For Global X Bitcoin Covered Call ETF, no
deficiencies in the internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of October 31, 2025.

*	For Global X Blockchain & Bitcoin Strategy ETF
and Global X Bitcoin Trend Strategy ETF's, the following deficiency in internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of October 31, 2025.

For Global X Blockchain & Bitcoin Strategy ETF and Global X Bitcoin Trend Strategy ETF a material weakness exists over the design and operating effectiveness over the accuracy and completeness of fees charged by the futures commissions merchant (FCM) on non-cash collateral posted for futures transactions.
More specifically, Global X Blockchain &
Bitcoin Strategy ETF and Global X Bitcoin
Trend Strategy ETF did not design and maintain controls to detect that the fees charged by the FCM on non-cash collateral were inconsistent with the contractual terms and conditions.

Management is developing a plan to enhance the Fund's controls and remediate the material weakness described above. Management's plan enhances the controls over the completeness and accuracy of fees charged by FCM. We have not performed any procedures to assess this proposed corrective action, including its sufficiency in addressing the material weakness described above.


This report is intended solely for the information and use of the Board of Trustees of Global X Funds and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.


/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 9, 2026